Financial instruments - Derivatives (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net	$ (2,020)	$ (57,506)
Gain (loss)	32,269	(81,081)
Current portion of other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net	(7,505)	(35,534)
Other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(5,019)	(25,853)
Current portion of long-term receivables, investments and other [member]
Disclosure of detailed information about financial instruments [line items]
Net	4,144	1,028
Long-term receivables, investments and other [Member]
Disclosure of detailed information about financial instruments [line items]
Net	6,360	2,853
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(4,333)	(52,665)
Gain (loss)	31,863	(85,967)
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net	2,313	857
Gain (loss)	2,068	2,032
Uranium contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	0	(5,698)
Gain (loss)	$ (1,662)	$ 2,854